Expense Example, No Redemption {- Franklin LifeSmart™ Retirement Income Fund} - Franklin Retirement Income-08 - Franklin LifeSmart™ Retirement Income Fund - Class C	Jan. 29, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 140
3 Years	574
5 Years	1,033
10 Years	$ 2,307